Segments and Disaggregated Revenue (Details) - Schedule of Segments and Disaggregated Revenue - Operating Segments [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 3,965,361	$ 4,130,257	$ 14,566,351	$ 20,289,826
Cost of revenue	4,501,393	4,295,431	15,138,225	17,196,605
Operating expenses	2,439,088	2,237,012	11,274,173	6,504,371
Operating income (loss)	(2,975,120)	(2,402,186)	(11,846,047)	(3,411,150)
Other income (expense)	(633,014)	(45,965)	(837,051)	347,131
Income (loss) before income taxes	(3,608,134)	(2,448,151)	(12,683,098)	(3,064,019)
Net income attributable to non-controlling interest		(94,568)		1,522,101
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	(3,608,134)	(2,353,583)	(12,683,098)	(4,586,120)
Total assets	25,334,074	28,956,916	25,334,074	28,956,916
Depreciation and amortization	607,560	157,868	1,747,072	469,286
Capital expenditures	530,057	244,201	530,055	1,996,200
Inter-segment revenue elimination
Construction Segments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	3,965,361	2,692,519	14,566,351	8,648,873
Cost of revenue	4,501,393	2,693,451	15,138,225	8,689,924
Operating expenses	(108,603)	192,266	68,384	399,911
Operating income (loss)	(427,429)	(193,198)	(640,258)	(440,962)
Other income (expense)	(308,988)	(3,563)	(56,796)	487,339
Income (loss) before income taxes	(736,417)	(196,761)	(697,054)	46,377
Net income attributable to non-controlling interest
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	(736,417)	(196,761)	(697,054)	46,377
Total assets	7,111,643	11,442,445	7,111,643	11,442,445
Depreciation and amortization	53,147	142,301	146,917	429,056
Capital expenditures		244,201		1,094,222
Inter-segment revenue elimination
Medical [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		1,437,738		11,640,953
Cost of revenue		1,601,980		8,506,681
Operating expenses	138,240	25,271	139,135	52,336
Operating income (loss)	(138,240)	(189,513)	(139,135)	3,081,936
Other income (expense)
Income (loss) before income taxes	(138,240)	(189,513)	(139,135)	3,081,936
Net income attributable to non-controlling interest		(94,568)		1,522,101
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	(138,240)	(94,945)	(139,135)	1,559,835
Total assets	4,581	2,191,019	4,581	2,191,019
Depreciation and amortization		13,410		40,230
Capital expenditures
Inter-segment revenue elimination
Development [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue
Cost of revenue
Operating expenses	583,987	436,798	1,801,364	1,313,196
Operating income (loss)	(583,987)	(436,798)	(1,801,364)	(1,313,196)
Other income (expense)	(339,556)	(52,157)	(814,601)	(173,726)
Income (loss) before income taxes	(923,543)	(488,955)	(2,615,965)	(1,486,922)
Net income attributable to non-controlling interest
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	(923,543)	(488,955)	(2,615,965)	(1,486,922)
Total assets	11,652,465	8,947,444	11,652,465	8,947,444
Depreciation and amortization	121,706	2,157	208,412
Capital expenditures	3,805			893,785
Inter-segment revenue elimination
Corporate and Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue
Cost of revenue
Operating expenses	1,825,464	1,582,677	9,265,290	4,738,928
Operating income (loss)	(1,825,464)	(1,582,677)	(9,265,290)	(4,738,928)
Other income (expense)	15,530	9,755	34,346	33,518
Income (loss) before income taxes	(1,809,934)	(1,572,922)	(9,230,944)	(4,705,410)
Net income attributable to non-controlling interest
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	(1,809,934)	(1,572,922)	(9,230,944)	(4,705,410)
Total assets	6,565,385	$ 6,376,008	6,565,385	6,376,008
Depreciation and amortization	432,707		1,391,743
Capital expenditures	$ 526,252		$ 530,055	8,193
Inter-segment revenue elimination